Schedule of number of employees (Details) - Integer	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Number of employees	69	79	94
Research and development [member]
IfrsStatementLineItems [Line Items]
Number of employees	61	66	83
Management administration and operations [member]
IfrsStatementLineItems [Line Items]
Number of employees	8	13	11